Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Abstract]
Patents	$ 53,753	$ 51,498
Less: accumulated amortization	(13,438)	(7,725)
Intangible assets, net	$ 40,315	$ 43,773